CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents		$ 38,023	¥ 246,303	¥ 180,285
Restricted cash		316	2,050	2,048
Term deposits		178	1,150	¥ 1,000
Short term investments, available for sale		15,993	103,602
Short term investments, held to maturity		23,432	151,790
Accounts receivable, net		1,741	11,278	¥ 13,525
Amounts due from related parties		285	1,847	2,780
Prepaid and other current assets, net		24,099	156,104	147,876
Consideration receivable, net		$ 1,312	¥ 8,500	133,800
Assets classified as held for sale				512,422
Total current assets		$ 105,379	¥ 682,624	993,736
Non-current assets:
Property and equipment, net		14,663	94,982	149,272
Land use rights, net		299	1,937	1,981
Intangible assets, net		15,961	103,394	122,157
Goodwill		13,274	85,988	84,541
Deferred tax assets, net		5,234	33,903	33,004
Other non-current assets, net		787	5,097	120,997
Total non-current assets		50,218	325,301	511,952
Total assets		155,597	1,007,925	1,505,688
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the Company of RMB 22,133 and RMB 2,300 as of December 31, 2014 and 2015, respectively)		$ 355	¥ 2,300	39,633
Convertible loan (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2014 and 2015, respectively)				13,470
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 97,523 and RMB 105,559 as of December 31, 2014 and 2015, respectively)		$ 17,890	¥ 115,886	116,959
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 29,061 and RMB 17,663 as of December 31, 2014 and 2015, respectively)		4,382	28,391	39,966
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 338,358 and RMB 210,413 as of December 31, 2014 and 2015, respectively)		56,710	367,357	483,204
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB 110,705 and RMB 196,500 as of December 31, 2014 and 2015, respectively)		49,058	317,785	230,659
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 9,923 and RMB 7,662 as of December 31, 2014 and 2015, respectively)		$ 1,183	¥ 7,662	11,883
Amount due to deconsolidated subsidiaries(including consolidated VIE amount without recourse to the Company of RMB 10,562 and RMB nil as of December 31, 2014 and 2015, respectively)				22,144
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the Company of RMB 533,418 and RMB nil as of December 31, 2014 and 2015, respectively)				533,418
Total current liabilities		$ 129,578	¥ 839,381	1,491,336
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the Company of RMB 27,867 and RMB 25,721 as of December 31, 2014 and 2015, respectively)		3,971	25,721	67,658
Total liabilities		$ 133,549	¥ 865,102	¥ 1,558,994
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2014 and 2015)	[1]
Ordinary shares (US$0.003 par value; 40,000,000 and 40,000,000 shares authorized, 30,536,833 and 38,265,177 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	[1]	$ 111	¥ 717	¥ 574
Additional paid-in capital		531,879	3,445,408	3,325,288
Statutory reserve		12,505	81,005	80,777
Accumulated deficit		(523,086)	(3,388,447)	(3,451,958)
Accumulated other comprehensive income (deficit)		789	5,113	(3,740)
Total Ambow Education Holding Ltd.'s equity (deficit)		22,198	143,796	(49,059)
Non-controlling interests		(150)	(973)	(4,247)
Total equity (deficit)		22,048	142,823	(53,306)
Total liabilities and equity		$ 155,597	¥ 1,007,925	¥ 1,505,688

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.'s 1 for 30 reverse stock split, which was effective on September 4, 2015.